UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                               FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ x ];  Amendment Number: 1

This Amendment (Check only one.): [ x ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knightsbridge Asset Management, LLC

Address: 660 Newport Center Dr, Ste 460

         Newport Beach, CA  92660


13F File Number: 028-11482



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    		John G. Prichard

Title:   		Principal

Phone:   		949-644-4444

Signature, 		Place, 			and Date of Signing:
John G. Prichard	Newport Beach, CA	September 7, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     $156,820.45

List of Other Included Managers:

No.   13F File Number        Name
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	FORM 13F INFORMATION TABLE


                                                         VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE     SHARED   NONE

Allegran Inc.               COM              018490102    390          5610  SH      SOLE              3450        2160     0
Altria Group Inc.           COM              02209S103    262          4000  SH      SOLE              4000        0        0
Anglo American PLC          ADR              03485P102    223          9330  SH      SOLE              9330        0        0
Avaya Inc.                  COM              053499109    122         10421  SH      SOLE              10421       0        0
Baker Hughes Inc.           COM              057224107    877         19715  SH      SOLE              19715       0        0
Bioveris Corp               COM              090676107    2763       523500  SH      SOLE              523500      0        0
Burlington Resources Inc.   COM              122014103    451         10000  SH      SOLE              10000       0        0
California Water SVC Group  COM              130788102    267          8000  SH      SOLE              8000        0        0
Caremark RX Inc.            COM              141705103    274          6900  SH      SOLE              6900        0        0
Corning Inc.                COM              219350105    5325       479223  SH      SOLE              479223      0        0
Dana Corp.                  COM              235811106    3867    302354.56  SH      SOLE              302354.56   0        0
Devon Energy Corp. New      COM              25179M103    10986   230200.49  SH      SOLE              230200.49   0        0
Global Crossing Ltd.        SHS NEW          G3921A175    10558      680000  SH      SOLE              680000      0        0
Hitachi Ltd.                ADR 10 COM       433578507    224          3600  SH      SOLE              3600        0        0
Hospira Inc.                COM              441060100    9860       305640  SH      SOLE              305640      0        0
Koninklijke Ahold NV        SPON ADR NEW     500467303    8098       974027  SH      SOLE              974027      0        0
Korea Electric Power        SPONSORED ADR    500631106    15028 1119335.112  SH      SOLE              1119335.112 0        0
Morgan Stnly Asia Pac FundI COM              61744U106    7116   561109.175  SH      SOLE              561109.175  0        0
NEC Corp.                   ADR              629050204    102         19700  SH      SOLE              19700       0        0
Neenah Paper Inc.           COM              640079109    8007       238250  SH      SOLE              238250      0        0
Newmont Mining Corp.        COM              651639106    8709   206681.816  SH      SOLE              206681.816  0        0
PG&E Corp.                  COM              69331C108    5404       158462  SH      SOLE              158462      0        0
Piper Jaffray Cos           COM              724078100    7684       210060  SH      SOLE              210060      0        0
Reliant Energy Inc.         COM              75952B105    11851     1041350  SH      SOLE              1041350     0        0
Reuters Group  PLC          SPONSORED ADR    76132M102    6515       141327  SH      SOLE              141327      0        0
Royal Dutch Pete Co.        NY REG .56       780257804    384          6400  SH      SOLE              6400        0        0
SK Telecom Ltd.             SPONSORED ADR    78440P108    5344   270969.018  SH      SOLE              270969.018  0        0
Sybron Dental Specialties InCOM              871142105    5772       160775  SH      SOLE              160775      0        0
TCW Conv. Sec. Fund Inc.    COM              872340104    74          14770  SH      SOLE              14770       0        0
Tyco Intl Ltd. NEW          COM              902124106    8493   251266.866  SH      SOLE              251266.866  0        0
Williams Cos Inc. DEL       COM              969457100    11792  628010.862  SH      SOLE              628010.862  0        0
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